Stockholders Equity - Reconciliation of Changes in Stockholders Equity (Detail) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended									12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class Of Stock [Line Items]
Beginning balance		$ 293,254	$ 274,904	$ 265,363	$ 274,209	$ 281,292	$ 164,647	$ 155,428			$ 281,292
Equity-based compensation											9,140		$ 2,369
Shares issued for equity-based compensation awards											28
Distributions to continuing equity owners											20,441		70,570
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets											193
Foreign currency translation gain, net of tax		653				1,083					(2,020)	$ 802
Net income		7,145	15,519	7,551	274	1,719	7,671	8,045	$ (4,103)	$ (5,627)	25,062	5,986	$ 26,880
Ending balance	$ 281,292	294,382	293,254	$ 274,904	265,363	274,209	281,292	$ 164,647	$ 155,428		293,254	281,292
Class A Common Stock [Member]
Class Of Stock [Line Items]
Beginning balance		2			2	2					2
Sale/Issuance of common stock		1										108,920
Redemption of common units of FAH, LLC											1,447
Net income	3,085	7,145				1,719					25,062
Ending balance	2	3	2			2	2				2	2
Class B Common Stock [Member]
Class Of Stock [Line Items]
Beginning balance		2			2	2					2
Sale/Issuance of common stock												2
Redemption of common units of FAH, LLC											(1,392)
Ending balance	2	2	2			2	2				2	2
Additional Paid-In Capital [Member]
Class Of Stock [Line Items]
Beginning balance		146,154			130,038	129,066					129,066
Equity-based compensation		2,748				972					9,140
Shares issued for equity-based compensation awards		1,148									28
Shares issued for purchase consideration		2,221
Redemption of common units of FAH, LLC		18,418									7,727
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets		(4,735)									193
Ending balance	129,066	165,954	146,154			130,038	129,066				146,154	129,066
Additional Paid-In Capital [Member] | Class A Common Stock [Member]
Class Of Stock [Line Items]
Sale/Issuance of common stock												108,919
Other Comprehensive Income [Member]
Class Of Stock [Line Items]
Beginning balance		(167)			1,308	806					806
Foreign currency translation gain, net of tax		271				502
Ending balance	806	104	(167)			1,308	806				(167)	806
Retained Earnings (Deficit) [Member]
Class Of Stock [Line Items]
Beginning balance		8,717			1,851	1,254					1,254
Net income		2,195				597					7,463
Ending balance	1,254	10,912	8,717			1,851	1,254				8,717	1,254
Non-Controlling Interest [Member]
Class Of Stock [Line Items]
Beginning balance		138,546			$ 141,008	150,162					150,162
Distributions to continuing equity owners		(8,052)				(10,857)					20,441
Redemption of common units of FAH, LLC		(18,419)									(7,727)
Foreign currency translation gain, net of tax		382				581
Net income		4,950				1,122					17,599
Ending balance	$ 150,162	$ 117,407	$ 138,546			$ 141,008	$ 150,162				$ 138,546	$ 150,162